Share-based payments - Share-based awards relating to the Shan Shan Outlets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2019	Jan. 31, 2025	Dec. 31, 2024 $ / shares	Jan. 31, 2024	Dec. 31, 2023 $ / shares	Jan. 31, 2023
Share-based Payments
Total fair value of share-based awards	¥ 301,883		¥ 298,114	¥ 283,039
Share-based Payment Arrangement, Disclosure [Abstract]
Shared compensation expense	¥ 1,731,063	$ 247,539	¥ 1,537,740	¥ 1,509,806
Shan Outlets Plan
Share-based Payments
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate minimum	1.36%	1.36%	1.41%	2.17%
Risk-free interest rate maximum	1.43%	1.43%	1.47%	2.35%
Expected volatility minimum	19.90%	19.90%	23.17%	32.95%
Expected volatility maximum	42.18%	42.18%	27.53%	38.74%
Share Price | $ / shares		$ 1,749,207					$ 1,540,863		$ 1,097,668
Share-based Payment Arrangement, Disclosure [Abstract]
Share based compensation, aggregate of registered capital in percent					15.00%
Vesting period (in years)			2 years
Options vesting percentage	100.00%	100.00%
Maximum contractual term					10 years
Share-based payment award, maximum employee subscription rate						2.0248%		1.3472%		0.868%
Shared compensation expense	¥ 660,719		¥ 360,055	¥ 441,195
Repurchase share price average period	3 years	3 years
Stock repurchased	¥ 293,383		¥ 100,922	¥ 66,829
Shan Outlets Plan | Minimum
Share-based Payment Arrangement, Disclosure [Abstract]
Vesting period (in years)	1 year	1 year
Options vesting percentage	25.00%	25.00%
Shan Outlets Plan | Maximum
Share-based Payment Arrangement, Disclosure [Abstract]
Vesting period (in years)	4 years	4 years
Options vesting percentage	100.00%	100.00%